Income Taxes	12 Months Ended
Dec. 31, 2022
Statement [Line Items]
Income Tax
11. Income Taxes
During the years ended December 31, 2022 and 2021, the Company recorded no income tax benefits for the net operating losses incurred or for the research and orphan drug tax credits generated in each year, due to its uncertainty of realizing a benefit from those items.
A reconciliation of the U.S. federal statutory income tax rate to the Company’s effective income tax rate is as follows:

	Year Ended December 31,
	2022	2021
Federal statutory income tax rate	21.0%	21.0%
State taxes, net of federal benefit	5.9	5.8
Research and orphan drug tax credits	4.1	3.3
Other	(1.1)	0.5
Increase in deferred tax asset valuation allowance	(29.9)	(30.6)

Effective income tax rate	—%	—%

Net deferred tax assets as of December 31, 2022 and 2021 consisted of the following (in thousands):

	December 31,
	2022	2021
Deferred tax assets:
Net operating loss carryforwards	$73,843	$67,236
Capitalized research and development expenses	20,137	8,665
Research and orphan drug tax credit carryforwards	15,550	12,370
Operating lease liability	8,110	—
Stock compensation expense	6,683	5,430
Accrued expense	1,112	936
Other	—	1,891

Total deferred tax assets	125,435	96,528
Valuation allowance	(118,215)	(95,367)

Net deferred tax assets	7,220	1,161

Deferred tax liabilities:
Operating lease, right-of-use asset	(6,271)	—
Depreciation and amortization	(949)	(1,161)

Total deferred tax liabilities	(7,220)	(1,161)

Net deferred tax assets and liabilities	$—	$—

As of December 31, 2022, the Company had net operating loss carryforwards for federal income tax purposes of $272.9 million, of which $17.5 million begin to expire in 2035 and $255.4 million can be carried forward indefinitely. As of December 31, 2022, the Company had net operating loss carryforwards for state income tax purposes of $272.6 million which begin to expire in 2035. As of December 31, 2022, the Company also had available research and orphan drug tax credit carryforwards for federal and state income tax purposes of $12.9 million and $3.4 million, respectively, which begin to expire in 2035 and 2030, respectively. Utilization of the net operating loss carryforwards and research and orphan drug tax credit carryforwards may be subject to a substantial annual limitation under Section 382 of the Internal Revenue Code of 1986, as amended (the “Code”) due to ownership changes that have occurred previously or that could occur in the future. These ownership changes may limit the amount of carryforwards that can be utilized annually to offset future taxable income. The Company has not conducted a formal study to assess whether a change of control has occurred or whether there have been multiple changes of control since inception due to the significant complexity and cost associated with such a study. If the Company has experienced a change of control, as defined by Section 382 and 383 of the Code, at any time since inception, utilization of the net operating loss carryforwards or research and orphan drug tax credit carryforwards may be subject to an annual limitation under Section 382 and 383 of the Code, which is determined by first multiplying the value of the Company’s stock at the time of the ownership change by the applicable long-term tax-exempt
rate, and then could be subject to additional adjustments, as required. Any limitation may result in expiration of a portion of the net operating loss carryforwards or research and orphan drug tax credit carryforwards before utilization.
The Company has evaluated the positive and negative evidence bearing upon its ability to realize the deferred tax assets. The Company considered its history of cumulative net losses incurred since inception and its lack of commercialization of any products since inception and has concluded that it is more likely than not that the Company will not realize the benefits of the deferred tax assets. Accordingly, a full valuation allowance has been established against the deferred tax assets as of December 31, 2022 and 2021. The Company reevaluates the positive and negative evidence at each reporting period.

Changes in the valuation allowance for deferred tax assets during the years ended December 31, 2022 and 2021 related primarily to the increase in net operating loss carryforwards, capitalized research and development expenses and research and orphan drug tax credit carryforwards. During the year ended December 31, 2022, capitalized research and development expenses increased pursuant to Section 174 of the Code. The changes in the valuation allowance for the years ended December 31, 2022 and 2021 and were as follows (in thousands):

	Year Ended December 31,
	2022	2021
Valuation allowance as of beginning of year	$95,367	$73,600
Net increases recorded to income tax provision	22,848	21,767

Valuation allowance as of end of year	$118,215	$95,367

The Company has not recorded any amounts for unrecognized tax benefits as of December 31, 2022 or 2021.
The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by federal and state jurisdictions, where applicable. There are currently no pending income tax examinations. The Company’s tax years are open under statute from 2019 to the presen
t. The Company’s policy is to record interest and penalties related to income taxes as part of its income tax provision.